Stock-Based Compensation - Summary of Stock Option Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock Options
Beginning balance (in shares)	3,747,268
Granted (in shares)	0	0
Forfeited (in shares)	(442,138)
Exercised (in shares)	(1,112,423)
Expired (in shares)	0
Ending balance (in shares)	2,192,707	3,747,268
Vested and expected to vest (in shares)	2,192,707
Exercisable (in shares)	1,942,707
Weighted Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 19.06
Granted (in dollars per share)	0.00
Forfeited (in dollars per share)	20.30
Exercised (in dollars per share)	17.21
Expired (in dollars per share)	0.00
Ending balance (in dollars per share)	19.76	$ 19.06
Vested and expected to vest (in dollars per share)	19.76
Exercisable (in dollars per share)	$ 20.30
Weighted Average Remaining Contractual Term
Outstanding, Remaining Contractual Term (in years)	1 year 11 months 19 days
Vested and expected to vest, Remaining Contractual Term (in years)	1 year 11 months 19 days
Exercisable, Remaining Contractual Term (in years)	5 months 26 days
Aggregate Intrinsic Value
Vested and expected to vest, Aggregate Intrinsic Value	$ 14,811
Exercisable, Aggregate Intrinsic Value	$ 12,066